Fees Summary	Aug. 18, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	10,172.72
Total Transaction Valuation	73,662,000.00
Total Offset Amount	0.00
Net Fee	$ 10,172.72
Offering Table N/A
Offset Table N/A	N/A